Restructuring Charges (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 1,114	$ 0	$ 3,252	$ 2,176
Restructuring liability	$ 900		$ 900		$ 1,300